DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Nov. 30, 2025 CNY (¥)	Jul. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Aug. 31, 2022 EUR (€)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Long-term facility entered in August 2022
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Term of debt instrument						3 years
Maximum borrowing amount | €						€ 220
Long-term debt, current portion | €											€ 99
Term facility entered in August 2022 | RMB
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Maximum borrowing amount | €						110
Revolving credit facility entered in August 2022
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Maximum borrowing amount | €						€ 70
Syndicated loan contract entered in march 2024
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Term of debt instrument					5 years
Maximum borrowing amount					¥ 400
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]								us-gaap:PrimeRateMember
Percentage points added to the reference rate								0.55%
Credit facility drew down amount									¥ 340
Repayment of line of credit facility								¥ 40	15
Outstanding loan amount							¥ 285	¥ 285	¥ 325
Interest rate (as a percent)							2.55%	2.55%	2.90%	2.55%	2.90%
Syndicated loan contract entered in march 2024 | Buildings
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Amount pledged as collateral for the loan							¥ 478	¥ 478	¥ 510
Syndicated loan contract entered in march 2024 | Land use rights
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Amount pledged as collateral for the loan							67	67	¥ 69
Loan facility entered in July 2025
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Term of debt instrument				1 year
Maximum borrowing amount				¥ 2,000
Credit facility drew down amount				¥ 1,400
Interest rate (as a percent)				1.80%
Long-term debt							1,400	1,400
Loan facility entered in July 2025 | Deposits
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Amount pledged as collateral for the loan							¥ 1,406	1,406
Term loan and revolving credit facility entered in November 2025
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Term of debt instrument			12 months
Maximum borrowing amount			¥ 300
Expected extension term			36 months
Credit facility drew down amount								0
Term loan and revolving credit facility entered in November 2025 | Subsequent Event
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Credit facility drew down amount | $		$ 180
Uncommitted revolving loan facility
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Term of debt instrument							1 year
Expected extension term							36 months
Credit facility drew down amount								¥ 0
Uncommitted revolving loan facility one
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Maximum borrowing amount | $										$ 100
Uncommitted revolving loan facility two
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Maximum borrowing amount | $										$ 50
Uncommitted revolving loan facility three | Subsequent Event
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Credit facility drew down amount	¥ 833